ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

VS MEDIA Holdings Limited (“VSME” or the “Company”) was incorporated in the British Virgin Islands (“BVI”) on August 30, 2022 as an investment holding company.

The Company conducts its primary businesses through its subsidiaries, to operate a global network of digital creators who create and upload content to social media platforms such as YouTube, Facebook, Instagram, and TikTok.

Description of subsidiaries incorporated and controlled by the Company:

Name of Company	Place of Incorporation	Attributable equity interest %	Registered/ Issued capital
VS MEDIA Holdings Limited	BVI	100	$20
VSM Holdings Limited	BVI	100	$1,774
VS MEDIA PTE. LTD.	Singapore	100	$1
VS Media Co Limited	BVI	100	$1,000
VS Media Limited	HK SAR	100	$—	*
VS Communication Limited (formerly GRACE CREATION LIMITED)	HK SAR	100	$—	*
VS MEDIA LIMITED	Taiwan	100	$198,288
MLINK Limited	Macau SAR	100	$64,103

*	Less than $1

VSME and its subsidiaries are hereinafter referred to as the “Company”.

GOING CONCERN UNCERTAINITY

For the year ended December 31, 2025, the Company reported a net loss of $8,611,637 and net cash used in operating activities of $3,514,246. As of December 31, 2025, the Company had an accumulated deficit of $37,112,711. These circumstances gave rise to substantial doubt that the Company would continue as a going concern subsequent to December 31, 2025. As of the date of this report, there still exist substantial doubt that the Company will continue as going concern. Management plans to focus its resources on more profitable projects. Additionally, the Company plans to raise capital via private placement or public offering in the event that the Company does not have adequate liquidity to meet its current obligations.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)